UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS Funds
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C, El Cajon, CA 92020
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal St., Suite 700, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

Potomac Defensive Bull Fund

TICKER: CRDBX

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the Potomac Defensive Bull Fund ("Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://potomacfunds.com/crdbx/. You can also request this information by contacting us at 1-888-774-6679.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Potomac Defensive Bull Fund	$61	1.12%
+	Annualized.
Fund Statistics
Net Assets ($)	$2,476,160,195
Number of Portfolio Holdings	4
Portfolio Turnover Rate (%)	573%
What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets, including futures contracts, in excess of liabilities.

Availability of Additional Information about the Fund

Additional information is available at https://potomacfunds.com/crdbx/, including its:

· Prospectus

· Holdings

· Fact Sheets

· Financial Information

· Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

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Potomac Managed Volatility Fund

TICKER: CRMVX

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the Potomac Managed Volatility Fund ("Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://potomacfunds.com/crmvx/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Potomac Managed Volatility Fund	$71	1.38%
+	Annualized.
Fund Statistics
Net Assets ($)	$203,527,050
Number of Portfolio Holdings	7
Portfolio Turnover Rate (%)	485%
What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities.

Material Fund Changes

Effective November 1, 2025, the Fund may invest up to 15% of its assets in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures.

Availability of Additional Information about the Fund

Additional information is available at https://potomacfunds.com/crmvx/, including its:

· Prospectus

· Holdings

· Fact Sheets

· Financial Information

· Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Potomac Tactical Opportunities Fund

TICKER: CRTOX

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the Potomac Tactical Opportunities Fund ("Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://potomacfunds.com/crtox/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Potomac Tactical Opportunities Fund	$75	1.39%
+	Annualized.
Fund Statistics
Net Assets ($)	$199,576,924
Number of Portfolio Holdings	11
Portfolio Turnover Rate (%)	550%
What did the Fund invest in?
Sectors (% of net assets)

*	Net Assets represents cash equivalents and other assets in excess of liabilities, including futures contracts.

Material Fund Changes

Effective November 1, 2025, the Fund may invest up to 15% of its assets in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures.

Availability of Additional Information about the Fund

Additional information is available at https://potomacfunds.com/crtox/, including its:

· Prospectus

· Holdings

· Fact Sheets

· Financial Information

· Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Potomac Tactical Rotation Fund

TICKER: CRTBX

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the Potomac Tactical Rotation Fund ("Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://potomacfunds.com/crtbx/. You can also request this information by contacting us at 1-888-774-6679.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment+
Potomac Tactical Rotation Fund	$72	1.36%
+	Annualized.
Fund Statistics
Net Assets ($)	$229,338,373
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	517%
What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities, including futures contracts.

Material Fund Changes

Effective November 1, 2025, the Fund may invest up to 15% of its assets in underlying funds that hold or have exposure to cryptocurrencies such as Bitcoin, including ETFs (exchange traded funds) and ETPs (exchange traded products) that invest directly in Bitcoin and Bitcoin futures.

Availability of Additional Information about the Fund

Additional information is available at https://potomacfunds.com/crtbx/, including its:

· Prospectus

· Holdings

· Fact Sheets

· Financial Information

· Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-888-774-6679 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

1

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Potomac Defensive Bull Fund
		Schedule of Investments
	December 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
2,648,368	Vanguard S&P 500 ETF *	$1,660,871,024

Fixed Income
6,955,117	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF #	349,494,629
Total for Exchange Traded Funds (Cost - $2,028,290,105)		2,010,365,653	81.19%

MONEY MARKET FUNDS
310,031,041	State Street Institutional U.S. Government Money Market Fund
	Premier Class - 3.74% +	310,031,041	12.52%
Total for Money Market Funds (Cost - $310,031,041)

	Total Investments (Cost - $2,338,321,146)	2,320,396,694	93.71%

	Other Assets in Excess of Liabilities	155,763,501	6.29%

	Net Assets	$2,476,160,195	100.00%

* Additional Information, including current Prospectus and Annual Reports, is available at
http://www.vanguard.com/prospectus and http://personal.vanguard.com/us/literature/reports/ETFs.
# Affiliated investment due to Fund holding more than 5% of outstanding shares. See Note 11.
+ The rate shown represents the 7-day yield at December 31, 2025.
The accompanying notes are an integral part of these financial statements.

Potomac Defensive Bull Fund
Schedule of Futures Contracts
December 31, 2025 (Unaudited)
Description	Number of Contracts Purchased	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)

Index Futures
E-mini Standard & Poor's 500 Futures ***	6,928	3/20/2026	$ 2,387,562,000	$ 1,209,525

Total	6,928		$ 2,387,562,000	$ 1,209,525

*** Exchange Traded.
The accompanying notes are an integral part of these financial statements.

Potomac Managed Volatility Fund
		Schedule of Investments
		December 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
High Yield Bond
1,174,307	BondBloxx BB Rated USD High Yield Corporate Bond ETF #	$ 48,316,157
564,718	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	25,175,128
1,264,638	BondBloxx CCC Rated USD High Yield Corporate Bond ETF #	48,087,860
676,301	iShares Broad USD High Yield Corporate Bond ETF	25,290,276
374,164	Vanguard Emerging Markets Government Index Fund ETF	25,229,878
		172,099,299

Systematic Trend
859,178	iMGP DBi Managed Futures Strategy ETF	24,108,535
Total for Exchange Traded Funds (Cost - $196,406,684)		196,207,834	96.41%

MONEY MARKET FUNDS
5,947,193	State Street Institutional U.S. Government Money Market Fund
	Premier Class - 3.74% +	5,947,193	2.92%
Total for Money Market Funds (Cost - $5,947,193)

	Total Investments (Cost - $202,353,877)	202,155,027	99.33%

	Other Assets in Excess of Liabilities	1,372,023	0.67%

	Net Assets	$203,527,050	100.00%

# Affiliated investment due to Fund holding more than 5% of outstanding shares. See Note 11.
+ The rate shown represents the 7-day yield at December 31, 2025.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Opportunities Fund
		Schedule of Investments
	December 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
176,624	ARK Innovation ETF *	$ 13,585,918
163,889	Global X Silver Miners ETF	13,688,010
584,970	Global X SuperDividend® ETF	14,056,829
81,760	iShares Biotechnology ETF	13,798,635
459,796	iShares Latin America 40 ETF	14,000,788
131,633	State Street® SPDR® S&P® Metals & Mining ETF	13,638,495
38,939	VanEck Semiconductor ETF	14,023,102
		96,791,777

Fixed Income
541,345	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	27,202,586
302,006	iShares 0-3 Month Treasury Bond ETF	30,315,363
		57,517,949
Total for Exchange Traded Funds (Cost - $154,919,079)		154,309,726	77.32%

MONEY MARKET FUNDS
34,940,530	State Street Institutional U.S. Government Money Market Fund
	Premier Class - 3.74% +	34,940,530	17.51%
Total for Money Market Funds (Cost $34,940,530)

	Total Investments (Cost - $189,859,609)	189,250,256	94.83%

	Other Assets in Excess of Liabilities	10,326,668	5.17%

	Net Assets	$ 199,576,924	100.00%

* Non-income producing security.
+ The rate shown represents the 7-day yield at December 31, 2025.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Opportunities Fund
Schedule of Futures Contracts
December 31, 2025 (Unaudited)
Description	Number of Contracts Purchased	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)

Index Futures
E-mini NASDAQ 100 Futures ***	285	3/20/2026	$ 145,103,475	$ (127,434)

Total	285		$ 145,103,475	$ (127,434)

*** Exchange Traded.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Rotation Fund
		Schedule of Investments
	December 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Equity
148,723	State Street® Health Care Select Sector SPDR® ETF	$ 23,022,321
79,799	Vanguard Health Care ETF	22,970,142
68,273	Vanguard Total Stock Market ETF	22,889,889
160,156	WisdomTree Japan Hedged Equity Fund	23,088,089
		91,970,441

Fixed Income
597,141	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	30,006,335
553,515	iShares 0-3 Month Treasury Bond ETF	55,561,836
255,798	State Street® SPDR® Bloomberg Convertible Securities ETF	22,817,181
		108,385,352
Total for Exchange Traded Funds (Cost - $200,124,702)		200,355,793	87.36%

MONEY MARKET FUNDS
22,086,116	State Street Institutional U.S. Government Money Market Fund
	Premier Class - 3.74% +	22,086,116	9.63%
Total for Money Market Funds (Cost $22,086,116)

	Total Investments (Cost - $222,210,818)	222,441,909	96.99%

	Other Assets in Excess of Liabilities	6,896,464	3.01%

	Net Assets	$ 229,338,373	100.00%

+ The rate shown represents the 7-day yield at December 31, 2025.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Rotation Fund
Schedule of Futures Contracts
December 31, 2025 (Unaudited)
Description	Number of Contracts Purchased	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)

Index Futures
E-mini Standard & Poors MidCap 400 Futures ***	336	3/20/2026	$ 111,726,720	$ (1,730,027)

Total	336		$ 111,726,720	$ (1,730,027)

*** Exchange Traded.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Potomac Funds

Statements of Assets and Liabilities (Unaudited)	Defensive	Managed
December 31, 2025	Bull Fund	Volatility Fund

Assets:
Unaffiliated Investment Securities at Fair Value*	$1,970,902,065	$105,751,010
Affiliated Investment Securities at Fair Value*	349,494,629	96,404,017
Margin Deposits for Futures Contracts	146,711,143	220
Unrealized Appreciation on Futures Contracts	1,209,525	-
Receivable for Fund Shares Sold	18,631,775	1,355,402
Dividends Receivable	1,135,656	816,533
Interest Receivable	161,784	-
Total Assets	2,488,246,577	204,327,182
Liabilities:
Payable for Fund Shares Redeemed	856,678	64,658
Payable for Securities Purchased	8,892,575	504,516
Management Fees Payable	1,913,934	190,684
Service Fees Payable	423,195	40,274
Total Liabilities	12,086,382	800,132
Net Assets	$2,476,160,195	$203,527,050
Net Assets Consist of:
Paid In Capital	$2,343,323,700	$207,614,115
Total Distributable Earnings (Accumulated Deficit)	132,836,495	(4,087,065)
Net Assets	$2,476,160,195	$203,527,050

Net Asset Value, Offering Price and Redemption Price per Share	$ 14.16	$ 9.93

* Unaffiliated Investments at Identified Cost	$1,988,307,205	$106,208,188

** Affiliated Investments at Identified Cost	$ 350,013,941	$ 96,145,689

Shares Outstanding (Unlimited number of shares	174,911,362	20,505,300
authorized without par value)

Statements of Operations (Unaudited)
For the six months ended December 31, 2025

Investment Income:
Dividends from Unaffiliated Investments	$ 27,875,739	$ 4,961,205
Dividends from Affiliated Investments	6,550,556	2,253,262
Interest	675,605	-
Total Investment Income	35,101,900	7,214,467
Expenses:
Management Fees	9,846,748	1,038,957
Service Fees	2,175,564	220,408
Net Expenses	12,022,312	1,259,365

Net Investment Income	23,079,588	5,955,102

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Unaffiliated Investments	7,812,571	9,272,949
Net Realized Gain on Affiliated Investments	190,725,052	(3,388,715)
Net Realized Gain on Futures Contracts	130,179,036	-
Net Change in Net Unrealized Depreciation on Unaffiliated Investments	(17,855,913)	(5,480,857)
Net Change in Net Unrealized Appreciation (Depreciation) on Affiliated Investments	(29,744,101)	258,328
Net Change in Net Unrealized Appreciation on Futures Contracts	(20,015,212)	-
Net Realized and Unrealized Gain (Loss) on Investments	261,101,433	661,705

Net Increase in Net Assets from Operations	$ 284,181,021	$ 6,616,807

The accompanying notes are an integral part of these financial statements.

Potomac Funds

Statements of Assets and Liabilities (Unaudited)	Tactical	Tactical
December 31, 2025	Opportunities	Rotation
	Fund	Fund

Assets:
Unaffiliated Investment Securities at Fair Value*	$189,250,256	$222,441,909
Margin Deposits for Futures Contracts	10,513,335	8,964,234
Receivable for Fund Shares Sold	1,389,833	1,354,459
Dividends Receivable	441,893	96,964
Interest Receivable	6,479	8,341
Total Assets	201,601,796	232,865,907
Liabilities:
Unrealized Depreciation on Futures Contracts	127,434	1,730,027
Payable for Fund Shares Redeemed	55,063	63,385
Payable for Securities Purchased	1,613,162	1,476,841
Management Fees Payable	189,231	212,240
Service Fees Payable	39,982	45,041
Total Liabilities	2,024,872	3,527,534
Net Assets	$199,576,924	$229,338,373
Net Assets Consist of:
Paid In Capital	$201,851,162	$225,484,574
Total Distributable Earnings (Accumulated Deficit)	(2,274,238)	3,853,799
Net Assets	$199,576,924	$229,338,373

Net Asset Value, Offering Price and Redemption Price per Share	$ 10.04	$ 10.78

* Unaffiliated Investments at Identified Cost	$189,859,609	$222,210,818

Shares Outstanding (Unlimited number of shares	19,883,720	21,272,167
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended December 31, 2025

Investment Income:
Dividends from Unaffiliated Investments	$ 3,260,469	$ 3,489,646
Interest	45,847	47,878
Total Investment Income	3,306,316	3,537,524
Expenses:
Management Fees	1,009,257	1,142,883
Service Fees	214,468	242,018
Net Expenses	1,223,725	1,384,901

Net Investment Income	2,082,591	2,152,623

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Unaffiliated Investments	13,594,497	8,824,408
Net Realized Gain on Futures Contracts	7,741,727	10,702,009
Net Change in Net Unrealized Depreciation on Unaffiliated Investments	(2,378,302)	(1,693,637)
Net Change in Net Unrealized Appreciation on Futures Contracts	(127,434)	(3,061,696)
Net Realized and Unrealized Gain on Investments	18,830,488	14,771,084

Net Increase in Net Assets from Operations	$ 20,913,079	$ 16,923,707

The accompanying notes are an integral part of these financial statements.

Potomac Funds

Statements of Changes in Net Assets	Defensive Bull Fund		Managed Volatility Fund
	(Unaudited)		(Unaudited)
	7/1/2025	7/1/2024	7/1/2025	7/1/2024
	to	to	to	to
	12/31/2025	6/30/2025	12/31/2025	6/30/2025
From Operations:
Net Investment Income	$ 23,079,588	$ 15,771,526	$ 5,955,102	$ 5,350,482
Net Realized Gain on Investments	198,537,623	158,443,314	5,884,234	(5,907,707)
Net Realized Gain (Loss) on Futures Contracts	130,179,036	(42,741,429)	-	-
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(47,600,014)	35,095,761	(5,222,529)	5,249,497
Net Change in Unrealized Appreciation (Depreciation)
on Futures Contracts	(20,015,212)	21,224,737	-	-
Net Increase in Net Assets from Operations	284,181,021	187,793,909	6,616,807	4,692,272

From Distributions to Shareholders:	(330,554,590)	(141,313,362)	(10,994,417)	(4,647,085)

From Capital Share Transactions:
Proceeds From Sale of Shares	699,131,548	828,349,505	61,013,431	76,381,782
Shares Issued on Reinvestment of Dividends	328,923,512	140,771,202	10,772,816	4,488,568
Cost of Shares Redeemed	(276,857,611)	(433,029,074)	(23,495,153)	(43,714,351)
Net Increase from Shareholder Activity	751,197,449	536,091,633	48,291,094	37,155,999

Net Increase in Net Assets	704,823,880	582,572,180	43,913,484	37,201,186

Net Assets at Beginning of Period	1,771,336,315	1,188,764,135	159,613,566	122,412,380

Net Assets at End of Period	$2,476,160,195	$1,771,336,315	$203,527,050	$159,613,566

Share Transactions:
Issued	46,848,037	62,502,477	5,926,937	7,589,928
Reinvested	22,917,190	11,136,206	1,075,226	444,626
Redeemed	(18,596,020)	(32,731,177)	(2,286,407)	(4,317,779)
Net Increase in Shares	51,169,207	40,907,506	4,715,756	3,716,775
Shares Outstanding Beginning of Period	123,742,155	82,834,649	15,789,544	12,072,769
Shares Outstanding End of Period	174,911,362	123,742,155	20,505,300	15,789,544

The accompanying notes are an integral part of these financial statements.

Potomac Funds

Statements of Changes in Net Assets	Tactical Opportunities Fund		Tactical Rotation Fund
	(Unaudited)		(Unaudited)
	7/1/2025	7/1/2024	7/1/2025	7/1/2024
	to	to	to	to
	12/31/2025	6/30/2025	12/31/2025	6/30/2025
From Operations:
Net Investment Income	$ 2,082,591	$ 1,070,100	$ 2,152,623	$ 1,624,570
Net Realized Gain on Investments	13,594,497	1,615,141	8,824,408	8,618,133
Net Realized Gain (Loss) on Futures Contracts	7,741,727	(2,952,101)	10,702,009	(5,857,992)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(2,378,302)	1,969,471	(1,693,637)	1,561,165
Net Change in Unrealized Appreciation (Depreciation)
on Futures Contracts	(127,434)	-	(3,061,696)	1,331,669
Net Increase in Net Assets from Operations	20,913,079	1,702,611	16,923,707	7,277,545

From Distributions to Shareholders:	(21,967,144)	(5,293,584)	(19,400,494)	(7,203,079)

From Capital Share Transactions:
Proceeds From Sale of Shares	55,373,682	67,126,140	61,672,898	76,691,405
Shares Issued on Reinvestment of Dividends	21,865,215	5,231,154	19,312,374	7,152,299
Cost of Shares Redeemed	(21,190,155)	(39,213,324)	(24,271,368)	(58,349,601)
Net Increase from Shareholder Activity	56,048,742	33,143,970	56,713,904	25,494,103

Net Increase in Net Assets	54,994,677	29,552,997	54,237,117	25,568,569

Net Assets at Beginning of Period	144,582,247	115,029,250	175,101,256	149,532,687

Net Assets at End of Period	$199,576,924	$144,582,247	$229,338,373	$175,101,256

Share Transactions:
Issued	5,135,623	6,874,105	5,464,172	7,225,360
Reinvested	2,162,710	556,521	1,762,045	680,101
Redeemed	(1,973,882)	(4,006,211)	(2,159,126)	(5,512,032)
Net Increase in Shares	5,324,451	3,424,415	5,067,091	2,393,429
Shares Outstanding Beginning of Period	14,559,269	11,134,854	16,205,076	13,811,647
Shares Outstanding End of Period	19,883,720	14,559,269	21,272,167	16,205,076

The accompanying notes are an integral part of these financial statements.

Potomac Defensive Bull Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout each period:	7/1/2025		7/1/2024	7/1/2023	7/1/2022	7/1/2021		7/1/2020*
	to		to	to	to	to		to
	12/31/2025		6/30/2025	6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value - Beginning of Period	$ 14.31		$ 14.35	$ 14.44	$ 10.28	$ 14.66		$ 10.00
Net Investment Income (Loss) (a) (e)	0.16		0.16	0.22	0.29	(0.08)		(0.05)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	1.86		1.44	0.92	3.89	(1.16)		4.91
Total from Investment Operations	2.02		1.60	1.14	4.18	(1.24)		4.86

Distributions (From Net Investment Income)	(0.21)		(0.14)	(0.21)	-	-		-
Distributions (From Capital Gains)	(1.96)		(1.50)	(1.02)	(0.02)	(3.14)		(0.20)
Total Distributions	(2.17)		(1.64)	(1.23)	(0.02)	(3.14)		(0.20)

Net Asset Value - End of Period	$ 14.16		$ 14.31	$ 14.35	$ 14.44	$ 10.28		$ 14.66
Total Return (c)	14.51%	**	12.72%	9.75%	40.72%	(12.38)%		49.04%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$2,476,160		$1,771,336	$1,188,764	$652,111	$235,276		$233,859

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.12%	***	1.14%	1.14%	1.17%	1.29%		1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	2.16%	***	1.18%	1.68%	2.37%	(0.64)%		(0.41)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.12%	***	1.14%	1.14%	1.17%	1.24%	(f)	1.53%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	2.16%	***	1.18%	1.68%	2.37%	(0.59)%		(0.39)%

Portfolio Turnover Rate	573.38%	**	1,352.76%	2,445.82%	1,628.24%	1,558.57%		1,657.50%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher.
The accompanying notes are an integral part of these financial statements.

Potomac Managed Volatility Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout each period:	7/1/2025		7/1/2024	7/1/2023		7/1/2022		7/1/2021		7/1/2020*
	to		to	to		to		to		to
	12/31/2025		6/30/2025	6/30/2024		6/30/2023		6/30/2022		6/30/2021

Net Asset Value - Beginning of Period	$ 10.11		$ 10.14	$ 10.10		$ 9.48		$ 10.44		$ 10.00
Net Investment Income (a) (e)	0.34		0.40	0.33		0.32		0.06		0.15
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.05		(0.05)	(0.01)		0.36		(0.79)		0.39
Total from Investment Operations	0.39		0.35	0.32		0.68		(0.73)		0.54

Distributions (From Net Investment Income)	(0.43)		(0.38)	(0.28)		(0.06)		(0.10)		(0.10)
Distributions (From Capital Gains)	(0.14)		-	-		-		(0.13)		-
Total Distributions	(0.57)		(0.38)	(0.28)		(0.06)		(0.23)		(0.10)

Net Asset Value - End of Period	$ 9.93		$ 10.11	$ 10.14		$ 10.10		$ 9.48		$ 10.44
Total Return (c)	3.87%	**	3.44%	3.21%		7.16%		(7.15)%		5.39%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 203,527		$ 159,614	$ 122,412		$ 74,709		$ 42,695		$ 30,992

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.38%	***	1.44%	1.49%	(h)	1.65%	(g)	1.66%		1.88%
Ratio of Net Investment Income to Average Net Assets (d) (e)	6.52%	***	3.99%	3.30%		3.11%		0.52%		1.43%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.38%	***	1.44%	1.49%	(h)	1.64%	(g)	1.62%	(f)	1.87%	(f)
Ratio of Net Investment Income to Average Net Assets (d) (e)	6.52%	***	3.99%	3.30%		3.12%		0.56%		1.44%
					***
Portfolio Turnover Rate	484.85%	**	665.24%	685.94%		761.70%		620.91%		519.72%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher.
(g) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.60% and 1.59%, respectively.
(h) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.49% and 1.49%, respectively.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Opportunities Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout each period:	7/1/2025		7/1/2024	7/1/2023	7/1/2022	7/1/2021		7/1/2020*
	to		to	to	to	to		to
	12/31/2025		6/30/2025	6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value - Beginning of Period	$ 9.93		$ 10.33	$ 10.26	$ 8.11	$ 12.12		$ 10.00
Net Investment Income (Loss) (a) (e)	0.13		0.09	0.15	0.06	(0.10)		(0.11)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	1.21		(0.03)	(0.01)	2.09	(2.41)		2.58
Total from Investment Operations	1.34		0.06	0.14	2.15	(2.51)		2.47

Distributions (From Net Investment Income)	(0.14)		(0.13)	(0.07)	-	-		-
Distributions (From Capital Gains)	(1.09)		(0.33)	-	-	(1.50)		(0.35)
Total Distributions	(1.23)		(0.46)	(0.07)	-	(1.50)		(0.35)

Net Asset Value - End of Period	$ 10.04		$ 9.93	$ 10.33	$ 10.26	$ 8.11		$ 12.12
Total Return (c)	13.49%	**	0.85%	1.35%	26.51%	(23.00)%		24.81%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 199,577		$ 144,582	$ 115,029	$103,503	$ 36,264		$ 43,525

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.39%	***	1.47%	1.50%	1.59%	1.68%		1.81%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	2.36%	***	0.88%	1.54%	0.68%	(1.05)%		(0.98)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.39%	***	1.47%	1.50%	1.59%	1.63%	(f)	1.80%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	2.36%	***	0.88%	1.54%	0.68%	(1.00)%		(0.97)%

Portfolio Turnover Rate	550.05%	**	2,273.53%	2,568.77%	1,208.66%	1,483.56%		1,291.12%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) Voluntary expense waivers reduced the gross expense ratio by 0.01% and 0.05%, respectfully, during the fiscal years ended June 30, 2021 and June 30, 2022, respectfully. If the voluntary waivers had not occurred, the expense ratios would have been higher.
The accompanying notes are an integral part of these financial statements.

Potomac Tactical Rotation Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout each period:	7/1/2025		7/1/2024		7/1/2023	7/1/2022	7/1/2021		7/1/2020*
	to		to		to	to	to		to
	12/31/2025		6/30/2025		6/30/2024	6/30/2023	6/30/2022		6/30/2021

Net Asset Value - Beginning of Period	$ 10.81		$ 10.83		$ 10.51	$ 9.72	$ 12.43		$ 10.00
Net Investment Income (Loss) (a) (e)	0.12		0.11		0.20	0.09	(0.08)		(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	0.84		0.41		0.23	0.71	(0.63)		2.77
Total from Investment Operations	0.96		0.52		0.43	0.80	(0.71)		2.75

Distributions (From Net Investment Income)	(0.17)		(0.14)		(0.11)	-	-		(0.02)
Distributions (From Capital Gains)	(0.82)		(0.40)		-	(0.01)	(2.00)		(0.30)
Total Distributions	(0.99)		(0.54)		(0.11)	(0.01)	(2.00)		(0.32)

Net Asset Value - End of Period	$ 10.78		$ 10.81		$ 10.83	$ 10.51	$ 9.72		$ 12.43
Total Return (c)	8.90%	**	4.95%		4.12%	8.27%	(6.74)%		27.85%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 229,338		$ 175,101		$ 149,533	$ 91,055	$ 64,948		$ 55,497

Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.36%	***	1.41%	(g)	1.47%	1.55%	1.62%		1.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	2.11%	***	1.06%		1.96%	0.92%	(0.79)%		(0.18)%
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.36%	***	1.41%	(g)	1.47%	1.55%	1.58%	(f)	1.79%	(f)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	2.11%	***	1.06%		1.96%	0.92%	(0.75)%		(0.17)%

Portfolio Turnover Rate	517.36%	**	917.06%		1,644.06%	1,420.24%	1,544.72%		1,028.67%

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings.
(f) All waivers incurred during the noted period were voluntary. If the voluntary waivers had not occurred, the expense ratios would have been higher.
g) Excluding interest expense, the before waiver and after waiver ratios of expenses to average net assets would have been 1.42% and 1.42%, respectively.
The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
POTOMAC FUNDS
December 31, 2025
(Unaudited)

1.) ORGANIZATION
The Potomac Funds (the “Funds”) are each a series of PFS Funds (the “Trust”). The Trust is an open-end management investment company that was organized in Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Potomac Defensive Bull Fund (“Defensive Bull Fund”), Potomac Managed Volatility Fund (“Managed Volatility Fund”), Potomac Tactical Opportunities Fund (“Tactical Opportunities Fund”) and Potomac Tactical Rotation Fund (“Tactical Rotation Fund”) (each a “Fund” and collectively the “Funds”) were each organized as a non-diversified series of the Trust, on June 9, 2020 and commenced operations on July 1, 2020. As of December 31, 2025, there were ten series authorized by the Trust. The investment advisor to the Funds is Potomac Fund Management, Inc. (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Funds follow the significant accounting policies described in this section.

SEGMENT REPORTING
Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a fund based on performance measurements. Due to the significance of oversight and his role, the Chief Executive Officer at the Advisor is deemed to be the Chief Operating Decision Maker.

SECURITY VALUATION
All investments in securities are valued as described in Note 3. The Trust’s Board of Trustees (“Board”) has designated the Advisor as “Valuation Designee” pursuant to Rule 2a-5 under the 1940 Act.

SHARE VALUATION
Each Fund’s net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the six month period ended, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended December 31, 2025, the Funds did not incur any interest or penalties.

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. As a result of the Funds' continued compliance with the IRC requirements of regulated investment companies and the Funds' lack of direct exposure to foreign withholding taxes on dividends received, management has determined that there is no material impact of the ASU on the Funds' financial statements.

FUND OF FUNDS STRUCTURE
Each Fund invests in portfolios of exchange traded funds (ETFs) and open-end mutual funds (the "Underlying Funds"). The shares of many ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any ETFs purchased by the Funds will not change. For further information on how each Fund values the Underlying Funds, see Note 3.

FUTURES
Each Fund may buy and sell stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the buyer to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. To the extent each Fund enters into a futures contract, it will deposit with the broker cash, cash equivalents or U.S. Treasury obligations equal to a specified percentage of the value of the futures contract (the initial margin), as required by the relevant contract market and futures commission merchant. The futures contract will be marked to market daily. Should the value of the futures contract decline relative to each Fund’s position, each Fund, if required by law, will pay the futures commission merchant an amount equal to the change in value to maintain its appropriate margin balance. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. Each Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its long positions in equity securities that might otherwise result. When the Fund is not fully invested in equity securities and anticipates a significant market advance, it may buy stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of equity securities that it intends to buy. With stock index futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Additionally, the Funds may hold investments which are structured as master limited partnerships (“MLPs”) for tax purposes. It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Fund based on each Fund’s relative net assets or by another appropriate method.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

VALUATION OF FUND ASSETS
A description of the valuation techniques applied to each Fund's major categories of assets measured at fair value on a recurring basis follows.

Equity securities (exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Designee, subject to review of the Board of Trustees, and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at NAV provided by the funds and are classified in level 1 of the fair value hierarchy.

Mutual funds. Mutual funds are valued at the NAV as reported by the underlying fund and are classified in level 1 of the fair value hierarchy. The underlying mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. In the event a mutual fund does not report its net asset value, the Fund will value such an asset using its fair value procedures which incorporate, among other information, price changes from reference indexes or reference funds to assist in the valuation of a non-reporting mutual fund.

Derivative Instruments (including futures contracts).Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized as Level 1 of the fair value hierarchy. Lacking a last sale price, a derivative held long is generally valued by the pricing service at its last bid price and a derivative held short is generally valued by the pricing service at its last ask price and are generally categorized as a level 2 security. If there is not a bid or ask price on the primary exchange on which the future trades, the future will be valued at fair value as determined in good faith by the Valuation Committee which includes the Valuation Designee, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

In accordance with the Trust’s fair value pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following tables summarize the inputs used to value each Fund’s assets/(liabilities) measured at fair value as of December 31, 2025:

Defensive Bull Fund:
Valuation Inputs of Assets	Level 1		Level 2	Level 3	Total
Exchange Traded Funds	$2,010,365,653		$ -	$ -	$2,010,365,653
Money Market Funds	310,031,041		-	-	310,031,041
Total	$2,320,396,694		$ -	$ -	$2,320,396,694

Futures Contracts - Purchased	$ 1,209,525		$ -	$ -	$ 1,209,525

Managed Volatility Fund:
Valuation Inputs of Assets	Level 1		Level 2	Level 3	Total
Exchange Traded Funds	$ 196,207,834		$ -	$ -	$ 196,207,834
Money Market Funds	5,947,193		-	-	5,947,193
Total	$ 202,155,027		$ -	$ -	$ 202,155,027

Tactical Opportunities Fund:
Valuation Inputs of Assets	Level 1		Level 2	Level 3	Total
Exchange Traded Funds	$ 154,309,726		$ -	$ -	$ 154,309,726
Money Market Funds	34,940,530		-	-	34,940,530
Total	$ 189,250,256		$ -	$ -	$ 189,250,256

Futures Contracts - Purchased	$ (127,434)		$ -	$ -	$ (127,434)

Tactical Rotation Fund:
Valuation Inputs of Assets	Level 1		Level 2	Level 3	Total
Exchange Traded Funds	$ 200,355,793		$ -	$ -	$ 200,355,793
Money Market Funds	22,086,116		-	-	22,086,116
Total	$ 222,441,909		$ -	$ -	$ 222,441,909

Futures Contracts - Purchased	$ (1,730,027)		$ -	$ -	$ (1,730,027)

The Funds did not hold any level 3 assets during the six month period ended December 31, 2025. Futures contracts include unrealized gain/(loss) on contracts open at December 31, 2025.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Funds have entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The Advisor receives an investment management fee equal to 1.25% of each Fund’s average daily net assets up to $100 million, 1.00% of each Fund’s average daily net assets between $100 million and $200 million and 0.90% of each Fund’s average daily net assets in excess of $200 million.

For the six month period ended December 31, 2025, the Advisor earned management fees in the amounts of $9,846,748, $1,038,957, $1,009,257 and $1,142,883 for the Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively. At December 31, 2025, $1,913,934, $190,684, $189,231 and $212,240 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

Additionally, the Funds have a Services Agreement with the Advisor (the “Services Agreement”). Effective October 3, 2023, under the Services Agreement the Advisor receives an additional fee of 0.50% of a Fund’s average daily net assets up to $25 million, and 0.20% of such assets in excess of $25 million for services provided under the agreement and is also obligated to pay the operating expenses of a Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. From November 1, 2021 through October 2, 2023, under the Services Agreement the Advisor received a service fee of 0.50% of each Fund's average daily net assets up to $25 million, 0.20% of each Fund's average daily net assets from $25 million to $100 million, and 0.10% of such assets in excess of $100 million and was obligated to pay the operating expenses of each Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Prior to November 1, 2021, under the Services Agreement the Advisor received a service fee of 0.65% of each Fund's average daily net assets up to $25 million, 0.35% of each Fund's average daily net assets from $25 million to $100 million, and 0.25% of such assets in excess of $100 million and was obligated to pay the operating expenses of each Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Additionally, under the Services Agreement the Advisor supervises each Fund's business affairs. The Advisor coordinates for the provision of the services of a Chief Compliance Officer for the Trust with respect to each Fund, executive and administrative services including, but are not limited to, the coordination of all third parties furnishing services to each Fund, review of the books and records of each Fund maintained by such third parties, and such other actions with respect to each Fund as may be necessary in the opinion of the Advisor to perform its duties under the Services Agreement.

For the six month period ended December 31, 2025, the Advisor earned services fees of $2,175,564, $220,408, $214,468 and $242,018 from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively. At December 31, 2025, $423,195, $40,274, $39,982 and $45,041 was due to the Advisor from Defensive Bull Fund, Managed Volatility Fund, Tactical Opportunities Fund and Tactical Rotation Fund, respectively.

5.) DERIVATIVE TRANSACTIONS
The fair value of derivative instruments, not accounted for as hedging instruments, as reported within each Statement of Assets and Liabilities as of December 31, 2025, was as follows:

Defensive Bull Fund:
Type of Derivative / Risk	Location		Value of Unrealized Appreciation/ (Depreciation)
Equity Contracts	Unrealized Appreciation on Futures Contracts		$1,209,525

Tactical Opportunities Fund:
Type of Derivative / Risk	Location		Value of Unrealized Appreciation/ (Depreciation)
Equity Contracts	Unrealized Depreciation on Futures Contracts		($127,434)

Tactical Rotation Fund:
Type of Derivative / Risk	Location		Value of Unrealized Appreciation/ (Depreciation)
Equity Contracts	Unrealized Depreciation on Futures Contracts		($1,730,027)

Realized and unrealized gains and losses on derivative contracts entered during the six month period ended December 31, 2025, by each Fund are recorded in the following locations in the Statements of Operations.

Defensive Bull Fund:
	Location	Realized Gain/(Loss)	Location		Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased	Net Realized Gain/ (Loss) on Futures Contracts	$130,179,036	Net Change in Unrealized Appreciation/ (Depreciation) on Futures Contracts		($20,015,212)

Tactical Opportunities Fund:
	Location	Realized Gain/(Loss)	Location		Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased	Net Realized Gain/ (Loss) on Futures Contracts	$7,741,727	Net Change in Unrealized Appreciation/ (Depreciation) on Futures Contracts		($127,434)

Tactical Rotation Fund:
	Location	Realized Gain/(Loss)	Location		Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased	Net Realized Gain/ (Loss) on Futures Contracts	$10,702,009	Net Change in Unrealized Appreciation/ (Depreciation) on Futures Contracts		($3,061,696)

For the six month period ended December 31, 2025, the average monthly notional value of the futures contracts purchased long were $1,555,142,513, $39,440,954, and $85,077,810, for Defensive Bull Fund, Tactical Opportunities, and Tactical Rotation Fund, respectively. Managed Volatility Fund did not invest in futures contracts during the six month period ended December 31, 2025.

6.) RELATED PARTY TRANSACTIONS
Certain officers and a Trustee of the Trust are also officers of Premier Fund Solutions, Inc. (the “Administrator”). These individuals receive benefits from the Administrator resulting from administration fees paid to the Administrator of the Funds by the Advisor.

The Trustees who are not interested persons of the Funds were each paid $6,500, for a total of $19,500 in Trustees’ fees for the six month period ended December 31, 2025 by the Advisor.

The Chief Compliance Officer (“CCO”) of the Funds was paid $2,608 per Fund, for a total of $10,431, in CCO fees for the six month period ended December 31, 2025, by the Advisor.

7.) INVESTMENTS
For the six month period ended December 31, 2025, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Defensive	Managed		Tactical	Tactical
	Bull Fund	Volatility Fund	Opportunities Fund		Rotation Fund
Purchases	$ 10,459,002,755	$ 894,141,875	$ 824,701,724		$ 790,931,655
Sales	$ 10,004,667,613	$ 854,292,546	$ 785,193,253		$ 753,744,831

There were no purchases or sales of U.S. Government obligations.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the 1940 Act, as amended. As of December 31, 2025, Charles Schwab & Co., Inc. located in San Francisco, California, held for the benefit of its customers, accounts in excess of 25% of the voting shares of each fund noted below. The Funds do not know whether any underlying accounts of Charles Schwab, owned or controlled 25% or more of the voting securities of each Fund.

	Charles Schwab
Defensive Bull Fund	45.95%
Managed Volatility Fund	42.56%
Tactical Opportunities Fund	43.24%
Tactical Rotation Fund	48.65%

9.) TAX MATTERS
For federal income tax purposes, at December 31, 2025 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Defensive		Managed	Tactical	Tactical
	Bull Fund		Volatility Fund	Opportunities Fund	Rotation Fund
Cost of Investments	$2,338,321,146	$ 202,353,877	$ 189,859,609		$ 222,210,818

Gross Unrealized Appreciation	$ 483	$ 583,534	$ 1,596,663		$ 817,067
Gross Unrealized Depreciation	(17,924,935)	(782,384)	(2,206,016)		(585,976)
Net Unrealized Appreciation
(Depreciation) on Investments	$ (17,924,452)	$ (198,850)	$ (609,353)		$ 231,091

The tax character of distributions paid during the six month period ended December 31, 2025 and fiscal year ended June 30, 2025 were as follows:

	Six Months Ended		Fiscal Year Ended
	December 31, 2025		June 30, 2025
Defensive Bull Fund
Ordinary Income	$ 295,579,964		$ 141,313,362
Long-term Capital Gain	34,974,626		-
	$ 330,554,590		$ 141,313,362

Managed Volatility Fund
Ordinary Income	$ 10,930,754		$ 4,031,595
Tax-Exempt Income	14,562		615,490
Long-term Capital Gain	49,101		-
	$ 10,994,417		$ 4,647,085

Tactical Opportunities Fund
Ordinary Income	$ 16,088,745		$ 5,293,584
Long-term Capital Gain	5,878,399		-
	$ 21,967,144		$ 5,293,584

Tactical Rotation Fund
Ordinary Income	$ 17,161,452		$ 7,203,079
Long-term Capital Gain	2,239,042		-
	$ 19,400,494		$ 7,203,079

10.) LEVERAGED ETF RISKS
The Funds may invest in leveraged Exchange Traded Funds (“ETFs”). The net asset value and market price of leveraged ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions. Most leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

11.) AFFILIATED ISSUER TRANSCTIONS
When a Fund holds more than 5% of the outstanding shares of an investment, that investment is consider to be an affiliated investment of the Fund.

During the six months ended December 31, 2025, Defensive Bull Fund had the following transactions with affiliated investments:

			Bondbloxx
			Bloomberg
			Six Month Target
			Duration US
Security Name			Treasury ETF
Value as of June 30, 2025			$ 217,199,682
Purchases			528,394,191
Sales			(395,964,882)
Change in Unrealized Depreciation			(670,324)
Realized Gain			535,962
Value as of December 31, 2025			$ 349,494,629
Shares Balance as of December 31, 2025			6,955,117
Dividends			$ 6,098,900
Capital Gain Distributions			$ -

			Direxion Daily S&P
			500 3X Bull Shares
Security Name			ETF
Value as of June 30, 2025			$ 291,385,850
Purchases			2,172,126,856
Sales			(2,544,951,932)
Change in Unrealized Appreciation			(14,757,024)
Realized Gain			96,196,250
Value as of December 31, 2025			$ -
Shares Balance as of December 31, 2025			-
Dividends			$ -
Capital Gain Distributions			$ -

			ProShares
			UltraPro
Security Name			S&P 500 ETF
Value as of June 30, 2025			$ 291,330,766
Purchases			2,172,926,438
Sales			(2,543,933,291)
Change in Unrealized Appreciation			(14,316,753)
Realized Gain			93,992,840
Value as of December 31, 2025			$ -
Shares Balance as of December 31, 2025			-
Dividends			$ 451,656
Capital Gain Distributions			$ -

As presented in the Statement of Operations, for the six month period ended December 31, 2025, Defensive Bull Fund received $6,550,556, from affiliated dividend income; realized gains of $190,725,052 from affiliates, and generated net change in net unrealized depreciation on affiliated investments of $29,744,101. As of December 31, 2025, Defensive Bull Fund held $349,494,629 in affiliated investments as presented on the Statement of Assets and Liabilities.

Also, during the six month period ended December 31, 2025, Managed Volatility Fund had the following transactions with affiliated companies:

			Bondbloxx
			BB Rated USD
			High Yield
			Corporate
Security Name			Bond ETF
Value as of June 30, 2025			$ -
Purchases			228,806,441
Sales			(179,043,646)
Change in Unrealized Appreciation			163,531
Realized Loss			(1,610,169)
Value as of December 31, 2025			$ 48,316,157
Shares Balance as of December 31, 2025			1,174,307
Dividends			$ 825,131
Capital Gain Distributions			$ -

			Bondbloxx
			CCC Rated USD
			High Yield
			Corporate
Security Name			Bond ETF
Value as of June 30, 2025			$ -
Purchases			226,147,536
Sales			(176,375,927)
Change in Unrealized Appreciation			94,797
Realized Loss			(1,778,546)
Value as of December 31, 2025			$ 48,087,860
Shares Balance as of December 31, 2025			1,264,638
Dividends			$ 1,428,131
Capital Gain Distributions			$ -

As presented in the Statement of Operations, for the six month period ended December 31, 2025, Managed Volatility Fund received $2,253,262, from affiliated dividend income; realized losses of $3,388,715 from affiliates, and generated net change in net unrealized appreciation on affiliated investments of $258,328. As of December 31, 2025, Managed Volatility Fund held $96,404,017 in affiliated investments as presented on the Statement of Assets and Liabilities.

There were no affiliated investment transactions in Tactical Opportunities Fund and Tactical Rotation Fund during the six months ended December 31, 2025.

12.) CONTINGENCIES AND COMMITMENTS
The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

13.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/ James Craft
James Craft
President

Date: 3/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James Craft
James Craft
President (Principal Executive Officer)

Date: 3/2/2026

By: /s/ Jeffrey R. Provence
Jeffrey R. Provence
Chief Financial Officer (Principal Financial Officer)

Date: 3/2/2026